DERIVATIVE INSTRUMENTS - Offsetting Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Fair Value	$ 348	$ 129
Collateral Held in Cash	193	101
Collateral Held in Invested Assets	21	20
Total Collateral Held	214	121
Collateral Amounts Used to Offset Exposure	204	121
Excess Collateral	10	0
Exposure Net of Collateral	141	7
Pension Risk Transfer
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total Collateral Held	89	81
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Fair Value	311	157
Collateral Held in Cash	193	101
Collateral Held in Invested Assets	21	20
Total Collateral Held	214	121
Collateral Amounts Used to Offset Exposure	208	121
Excess Collateral	6	0
Exposure Net of Collateral	104	36
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Fair Value	39	(5)
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	0	0
Excess Collateral	0	0
Exposure Net of Collateral	39	(6)
Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Fair Value	(4)	(25)
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	(4)	0
Excess Collateral	4	0
Exposure Net of Collateral	(4)	(25)
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Fair Value	1	1
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	0	0
Excess Collateral	0	0
Exposure Net of Collateral	1	1
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Fair Value	1	1
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	0	0
Excess Collateral	0	0
Exposure Net of Collateral	$ 1	$ 1